PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,718	$ 4,803
Additions, net of disposals	242	440
Non-cash additions	1	3
Depreciation expense	(59)	(110)
Fair value adjustments		100
Net foreign currency exchange differences	247	(518)
Ending balance	5,149	4,718
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,947	3,935
Additions, net of disposals	236	435
Non-cash additions	4	7
Depreciation expense	0	0
Fair value adjustments		0
Net foreign currency exchange differences	209	(430)
Ending balance	4,396	3,947
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(707)	(673)
Additions, net of disposals	6	5
Non-cash additions	(3)	(4)
Depreciation expense	(59)	(110)
Fair value adjustments		0
Net foreign currency exchange differences	(38)	75
Ending balance	(801)	(707)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,478	1,541
Additions, net of disposals	0	0
Non-cash additions	0	0
Depreciation expense	0	0
Fair value adjustments		100
Net foreign currency exchange differences	76	(163)
Ending balance	$ 1,554	$ 1,478